Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Voyageur LLC [Member]
Net of cash acquired on purchase of equity investment	$ 0.9
Itajai FPSO Joint Venture [Member]
Net of cash acquired on purchase of equity investment	$ 1.3